Expense Example	Feb. 28, 2026 USD ($)
2x Bitcoin ETF | 2x Bitcoin ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 278
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	3,080
2x Ether ETF | 2x Ether ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,562
Expense Example, with Redemption, 10 Years	3,290
Solana ETF | Solana ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
2x Solana ETF | 2x Solana ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,242
XRP ETF | XRP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
2x XRP ETF | 2x XRP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,640
Expense Example, with Redemption, 10 Years	3,439
Volatility Premium Plus ETF | Volatility Premium Plus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,702